Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 101,541	$ 171,540	$ 362,570
Prepaid expenses and other current assets	232,723	99,735	176,869
Total Current Assets	334,264	271,275	539,439
Marketable securities held in Trust Account	130,203,176	130,681,047	130,311,535
TOTAL ASSETS	130,537,440	130,952,322	130,850,974
Current liabilities:
Accounts payable and accrued expenses	264,828	147,830	126,891
Income taxes payable		5,883	26,934
Due to Sponsor	16,458	16,458	16,458
Promissory note – related party	400,339	339	339
Total Current Liabilities	681,625	170,510	170,622
Warrant liability	7,229,069	3,950,311	1,975,155
Deferred tax liability		432	48
Total Liabilities	7,910,694	4,121,253	2,145,825
Commitments
Common stock subject to possible redemption 12,133,696 and 12,353,237 shares at redemption value as of December 31, 2020 and 2019, respectively		130,544,959	130,197,362
Common stock subject to possible redemption 13,001,552 shares at redemption value as of September 30, 2021 and December 31, 2020	130,178,936	130,544,959
Stockholders’ Deficit
Series A preferred stock; $0.0001 par value; 20,033 authorized, 18,702 issued and outstanding, and aggregate liquidation preference of $19,436 at September 30, 2021 and December 31, 2020, respectively
Common stock, $0.0001 par value; 50,000,000 shares authorized; 4,238,244 and 4,018,703 shares issued and outstanding (excluding 12,133,696 and 12,353,237 shares subject to possible redemption) at December 31, 2020 and 2019, respectively		337	337
Additional paid-in capital
(Accumulated deficit)/Retained earnings		(3,714,227)	(1,492,550)
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,370,388 shares issued and outstanding (excluding 13,001,552 shares subject to possible redemption) as of September 30, 2021 and December 31, 2020	337	337
Accumulated deficit	(7,552,527)	(3,714,227)
Total Stockholders’ Deficit	(7,552,190)	(3,713,890)	(1,492,213)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	130,537,440	130,952,322	130,850,974
LEAFLY HOLDINGS, INC [Member]
Current assets
Cash and cash equivalents	33,104,000	4,818,000	5,739,000
Accounts receivable, net of allowance for doubtful accounts	2,166,000	2,398,000	1,850,000
Prepaid expenses and other current assets	3,485,000	1,286,000	1,570,000
Operating lease right-of-use assets		230,000
Restricted cash	142,000	116,000	116,000
Total Current Assets	38,897,000	8,848,000	9,275,000
Property and equipment, net	323,000	523,000	900,000
Other assets	82,000	92,000	590,000
TOTAL ASSETS	39,302,000	9,463,000	10,765,000
Current liabilities:
Total Current Liabilities	11,781,000	7,367,000
Accounts payable	3,182,000	1,599,000	4,926,000
Accrued expenses	6,396,000	3,538,000	2,035,000
Related party payables	24,000	645,000
Deferred revenue	2,179,000	1,585,000	2,086,000
Total current liabilities		7,367,000	9,047,000
Other liabilities		27,000	384,000
Convertible promissory notes	31,353,000		6,520,000
Commitments
Stockholders’ Deficit
Series A preferred stock; $0.0001 par value; 20,033 authorized, 18,702 issued and outstanding, and aggregate liquidation preference of $19,436 at September 30, 2021 and December 31, 2020, respectively	2,000	2,000
Additional paid-in capital	60,784,000	59,805,000	42,588,000
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,370,388 shares issued and outstanding (excluding 13,001,552 shares subject to possible redemption) as of September 30, 2021 and December 31, 2020	8,000	8,000	8,000
Accumulated deficit	(64,626,000)	(57,746,000)	(47,782,000)
Total Stockholders’ Deficit	(3,832,000)	2,069,000	(5,186,000)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 39,302,000	$ 9,463,000	$ 10,765,000